Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
Income/(Loss) before income taxes for the periods indicated is compromised of the following (In thousands):

	Year Ended December 31,
	2021	2020	2019

U.S.	$(104,838)	$(101,146)	(119,221)
Foreign	25,803	25,278	21,447

Loss before income taxes	$(79,035)	$(75,868)	(97,774)

Schedule of Provision for/(Benefit From) Income Taxes
The provision for/(benefit from) income taxes for the years ended is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Current:
Federal	$—	$(6)	(67)
State	692	850	711
Foreign	6,853	5,086	5,792

Current tax expense/(benefit)	$7,545	$5,930	6,436
Deferred:
Federal	963	237	(2,128)
State	(1,483)	1,513	(9,604)
Foreign	19	185	(717)

Deferred tax expense/(benefit)	(501)	1,935	(12,449)

Provision for/(benefit from) income taxes	$7,044	$7,865	(6,013)

Summary of Reconciliation Between the Statutory Tax Rate and Its Effective Tax Rate
A reconciliation between the Company’s statutory tax rate and its effective tax rate is summarized as follows:

	Year Ended December 31,
	2021	2020	2019

U.S. federal statutory rate	21.0%	21.0%	21.0%
Increase (reduction) resulting from:
U.S. state income taxes, net of federal benefits	1.2	(3.0)	9.2
Non-deductible/non-taxable items	2.9	(0.3)	(1.5)
Uncertain tax positions	(0.2)	(0.1)	—
Tax on unremitted earnings	(0.9)	0.1	(1.1)
Foreign tax rate differential	(1.1)	(0.7)	(0.5)
Change in valuation allowance	(31.4)	(18.3)	(16.1)
Foreign tax expense	(0.1)	0.6	0.3
Global intangible low-taxed income (GILTI)	(2.8)	(6.5)	(4.5)
Divestiture of Kapow	—	(4.2)	—
Return to provision	2.5	1.0	(0.6)

Effective tax rate	(8.9)%	(10.4)%	6.2%

Summary of Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are summarized as follows (in thousands):

	As of December 31,
	2021	2020

Deferred tax assets:
Allowance for doubtful accounts	$1,234	$805
Accrued expenses and other	1,549	995
Right of use asset	11,036	14,391
Basis difference in fixed assets	834	—
Stock-based compensation	20,546	14,489
Foreign tax and other credit carryforward	9,120	9,120
Net operating loss carryforwards	120,545	123,716
Capitalized software	24,115	18,765
Other	4,433	3,256

Deferred tax assets	$193,412	$185,537
Less: valuation allowance	(108,122)	(81,461)

Net deferred tax assets	85,290	104,076

Deferred tax liabilities:
Accrued expenses	(7,586)	(6,730)
Right of use liability	(7,150)	(9,535)
Fixed assets	(751)	(784)
Intangible assets	(84,095)	(101,941)

Total deferred tax liabilities	(99,582)	(118,990)

Net deferred tax assets (liabilities)	$(14,292)	$(14,914)

Summary of Change in Valuation Allowance
The change in the Company’s valuation allowance is as follows (in thousands):

	As of December 31,
	2021	2020	2019
Valuation allowance, beginning of year	$81,461	$72,783	$44,752
Increase	26,661	8,678	28,031

Valuation allowance, end of year	$108,122	$81,461	$72,783

Summary of Estimated Values of Gross Uncertain Tax Positions
The Company records tax liabilities for uncertainties relate to federal, state, and international tax positions. The estimated values of the Company’s gross uncertain tax positions are as follows (in thousands):

	As of December 31,
	2021	2020	2019

Unrecognized tax benefits, beginning of year	$865	$853	$833
Reductions for tax positions for prior years	116	56	100
Lapse of statute of limitations	(39)	(44)	(80)

Unrecognized tax benefits, end of year	$942	$865	$853